Assets and liabilities held for sale and discontinued operations - Schedule of assets held for sale (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale	$ 1,319	$ 0	[1]
Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale	1,319	0
Tankers | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale	1,319	0
FSO | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale	$ 0	$ 0

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.